Contingencies - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Payments made	CAD 1,000,000	CAD 1,000,000
Maximum [Member]
Loss Contingencies [Line Items]
Plaintiff sought value	CAD 125,000,000